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SEC MAIL RECEIVED JUL 1 1 2007 WASH. D.C. 185

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM D

**NOTICE OF SALE OF SECURITIES**
**PURSUANT TO REGULATION D,**
**SECTION 4(6), AND/OR**
**UNIFORM LIMITED OFFERING EXEMPTION**

| SEC USE ONLY | | |
|---|---|---|
| Prefix | | Serial |
| DATE RECEIVED | | |

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)

Offering of Senior Convertible Promissory Notes with Warrants

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

## A. BASIC IDENTIFICATION DATA

07071909

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)

Alacrity Biosciences, Inc.

| Address of Executive Offices (Number and Street, City, State, Zip Code) | Telephone Number (Including Area Code) |
|---|---|
| 23046 Avenida de la Carlota, Suite 360, Laguna Hills, CA 92653 | (949) 951-1348 |
| Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) | Telephone Number (Including Area Code) |

Brief Description of Business

Alacrity Biosciences, Inc. develops unique, proprietary pharmaceutical products for ophthalmologic use.

Type of Business Organization

☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month [0][2] Year [0][5] ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [D][E]

PROCESSED
JUL 1 6 2007
THOMSON FINANCIAL

## A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General Partner

Full Name (Last name first, if individual)
Power, David F.

Business or Residence Address (Number and Street, City, State, Zip Code)
23046 Avenida de la Carlota, Suite 360, Laguna Hills, CA 92653

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General Partner

Full Name (Last name first, if individual)
Knox, John

Business or Residence Address (Number and Street, City, State, Zip Code)
787 Seventh Avenue, 48th Floor, New York, NY 10019

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General Partner

Full Name (Last name first, if individual)
Weiser, Michael

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Alacrity Biosciences, Inc., 23046 Avenida de la Carlota, Suite 360, Laguna Hills, CA 92653

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General Partner

Full Name (Last name first, if individual)
Hofer, Timothy

Business or Residence Address (Number and Street, City, State, Zip Code)
787 Seventh Avenue, 48th Floor, New York, NY 10019

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General Partner

Full Name (Last name first, if individual)
Graham, John

Business or Residence Address (Number and Street, City, State, Zip Code)
787 Seventh Avenue, 48th Floor, New York, NY 10019

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General Partner

Full Name (Last name first, if individual)
Herskowitz, Neil

Business or Residence Address (Number and Street, City, State, Zip Code)
2109 Broadway, Suite 206, New York, NY 10023

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General Partner

Full Name (Last name first, if individual)
Doyle, J. William

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Alacrity Biosciences, Inc., 23046 Avenida de la Carlota, Suite 360, Laguna Hills, CA 92653

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General Partner

Full Name (Last name first, if individual)
Rosenwald, Lindsay A.

Business or Residence Address (Number and Street, City, State, Zip Code)
787 Seventh Avenue, 48th Floor, New York, NY 10019

## B. INFORMATION ABOUT OFFERING

| | | Yes | No |
|---|---|---|---|
| 1. | Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?............... Answer also in Appendix, Column 2, if filing under ULOE. | ☐ | ☒ |
| 2. | What is the minimum investment that will be accepted from any individual? | $50,000* | |
| 3. | Does the offering permit joint ownership of a single unit? ............................................................................ | ☒ | ☐ |

*The Issuer and Placement Agent, in their sole discretion, may allow sales of lesser amounts.

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Paramount Biocapital, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
787 7th Avenue, 48th Floor, New York, New York 10019

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ~ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [MA] [MD] [ME] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ~ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [MA] [MD] [ME] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

## C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero". If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

| Type of Security | Aggregate Offering Price | Amount Already Sold |
|---|---|---|
| Debt | $0 | $0 |
| Equity | $0 | $0 |
| ☐ Common ☐ Preferred | | |
| Convertible Securities (including warrants) | $4,850,000 | $4,850,000 |
| Partnership Interests | $0 | $0 |
| Other: | $0 | $0 |
| Total | $4,850,000 | $4,850,000 |

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

| | Number Investors | Aggregate Dollar Amount Of Purchase |
|---|---|---|
| Accredited Investors | 13 | $4,850,000 |
| Non-accredited Investors | 0 | $0 |
| Total (for filings under Rule 504 only) | | $ |

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

| Type of offering | Type of Security | Dollar Amount Sold |
|---|---|---|
| Rule 505 | | $ |
| Regulation A | | $ |
| Rule 504 | | $ |
| Total | | $ |

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

| | | |
|---|---|---|
| Transfer Agent's Fees | ☐ | $0 |
| Printing and Engraving Costs | ☐ | $0 |
| Legal Fees | ☒ | $15,000 |
| Accounting Fees | ☐ | $0 |
| Engineering Fees | ☐ | $0 |
| Sales Commissions (specify finders' fees separately) | ☒ | $414,500* |
| Other Expenses | ☐ | $0 |
| Total | ☒ | $429,500 |

* Includes an accountable expense allowance of $75,000 in favor of the Placement Agent.

Enter the differences between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $4,435,500

## C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Questions 4.b above.

| | Payments to Officers, Directors, & Affiliates | | Payments To Others |
|---|---|---|---|
| Salaries and fees | $ 0 | ☐ | $ 0 |
| Purchase of real estate | $ 0 | ☐ | $ 0 |
| Purchase, rental or leasing and installation of machinery and equipment | $ 0 | ☐ | $ 0 |
| Construction or leasing of plant buildings and facilities | $ 0 | ☐ | $ 0 |
| Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger) | $ 0 | ☐ | $ 0 |
| Repayment of indebtedness | $ 0 | ☐ | $ 0 |
| Working capital | $ 0 | ☒ | $4,383,500 |
| Other (specify): Payment under licensing agreement | $ 0 | ☒ | $52,000 |
| Column Totals | $ 0 | ☐ | $ 0 |
| Total Payments Listed (column totals added) | $ 0 | ☒ | $4,435,500 |

## D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

| Issuer (Print or Type) | Signature | Date |
|---|---|---|
| Alacrity Biosciences, Inc. | David F. Power | 7-6-07 |
| **Name of Signer (Print or Type)** | **Title of Signer (Print or Type)** | |
| David Power | President and Chief Executive Officer | |

**ATTENTION**

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

END